Financial Instruments (Details) - Schedule of All Other Variables Remain Constant (Parentheticals) - USD [Member]	12 Months Ended
Dec. 31, 2023
Financial Instruments (Details) - Schedule of All Other Variables Remain Constant (Parentheticals) [Line Items]
Movement percentage Strengthening	5.00%
Movement percentage Weakening	5.00%